Share-Based Compensation - Summary of Key Assumptions for Options Granted (Parenthetical) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Bottom of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Forfeiture rate for executives and directors, and all other employees	3.00%	3.00%
Top of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Forfeiture rate for executives and directors, and all other employees	9.60%	9.60%